Subsequent Events - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jan. 29, 2020 shares	Jan. 29, 2019 shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued to acquire assets, Number		4,420			4,420	1,113
Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issued to acquire assets, Number	96,833
Events After Reporting Period | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Termination benefits expense			$ 1,952	$ 1.5